Income Taxes (Roll-Forward Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Balance as of beginning of the year	$ 38.3	$ 37.9
Increase due to tax positions related to current periods	3.5	3.2
Increase due to tax positions related to prior periods	0.8	1.5
Decrease due to tax positions related to current periods	(0.3)	0
Decrease due to tax positions related to prior periods	(6.6)	(3.6)
Settlements	0	0
Foreign exchange	(0.2)	(0.7)
Balance as of the end of the year	$ 35.5	$ 38.3